VOYA LETTERHEAD

LAW & COMPLIANCE/PRODUCT FILING UNIT

ONE ORANGE WAY

WINDSOR, CT 06094-4774

TAMARA SAVERINE

VICE PRESIDENT, CHIEF COUNSEL – WORKPLACE SOLUTIONS

PHONE: (212) 309-8286 | EMAIL: TAMARA.SAVERINE@VOYA.COM

BY EDGARLINK

May 1, 2026

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: Voya MAP Plus NPSM and Guaranteed Accumulation Account File No.: 333-294115 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended that:

•	The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 27, 2026.

If you have any questions regarding this submission, please call the undersigned at (212) 309-8286.

Sincerely,

/s/ Tamara Saverine

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